Related party transactions and balances (Tables)	12 Months Ended
Jun. 30, 2025
Related party transactions and balances
Summary of related party balances

		For the year ended	For the year ended	For the year ended
		June 30,	June 30,	June 30,
Name of related party	Related party	2025	2024	2023
Receipt on behalf of Group	Intellectual International Capital LLC	$—	$3,393,027	1,205,110
Payment on behalf of Group	Intellectual International Capital LLC	—	(2,812,692)	(1,056,897)